Prepayments and Other Current Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets, net
Schedule of prepayments and other current assets, net

	December 31, 2024	December 31, 2025
	RMB	RMB
Rental and other deposits	13,229	14,659
Prepaid for services	61,408	13,611
Deductible VAT input	175	1,692
Others	1,767	629
Total	76,579	30,591
Less: allowance for credit losses	(615)	(823)
Prepayments and other current assets, net	75,964	29,768